UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: December 31, 2001

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance and General Counsel
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
February 14, 2002

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 129
Form Information Table Value Total: $328,512,567




NAME OF ISSUER					TITLE OF CLASS       CUSIP	VALUE
SHARES INV. DISCRET.
MARKET      SHARES DISC

ABBOTT LABORATORIES -
common-
002824100-
7111917
127568
 Sole
ALLEGHANY CORP DEL NEW-
common-
017175100
3156950
16404
sole
ALLIANCE CAP MGMT HLDGS LP-
common-
01855A101
1896560
39250
sole
AMBASSADORS INTERNATIONAL-
common-
G0450A105
885253
42175
sole
AMERICAN EXPRESS CO -
common-
025816109-
4208779
117926
 Sole
AMERICAN HOME PRODS CORP-
common-
026609107-
7393402
120492
sole
AMER INTL GROUP INC-
common-
026874107-
10809198
136136
 Sole
AMGEN INC-
common-
031162100
4156806
73650
sole
AOL TIME WARNER-
common-
00184A105
1986990
61900
sole
APPLIED MATERIALS-
common-
038222105-
485210
12100
 Sole
AT&T CORP-
common-
001957109
1617054
89143
sole
AT&T WIRELESS SVCS INC-
common-
00209A106
419877
29219
sole
AUTOMATIC DATA PROCESSING INC -
common-
053015103
1598075
27132
 Sole
AVERY DENNISON CORP-
common-
053611109
697580
12340
sole
BANK OF NEW YORK INC-
common-
064057102-
2321219
56893
 Sole
BANK ONE CORP-
common-
06423A103
424122
10861
sole
BARRA INC-
common-
068313105-
8553098
181633
 Sole
BKF CAPITAL GROUP INC-
common-
05548G102
415863
14490
sole
BOEING CO -
common-
097023105-
1109030
28598
 Sole
BP AMOCO P L C SPONSORED ADR-
common-
055622104-
1785612
38392
 Sole
BRISTOL MYERS SQUIBB -
common-
110122108-
4596260
90123
 Sole
CABLEVISION SYS CORP-
common-
12686C109
1840396
38786
sole
CACI INTL INC CL A-
common-
127190304
643606
16300
sole
CADBURY SCHWEPPES PLC ADR 10 ORD-
common-
127209302
406692
15800
sole
CAREMARK RX INC-
common-
141705103
460285
28221
sole
CENDANT CORP
Common
151313103
1827652
93200
sole
CENTRAL PACIFIC MINERALS ADR-
common-
154762306
487809
348435
sole
CERTEGY INC-
common-
156880106
465426
13601
sole
CHECKFREE CORP NEW-
common-
162813109
238950
13275
sole
CHEVRONTEXACO CORP-
common-
166764100-
2232812
24917
 Sole
CHOICEPOINT INC -
common-
170388102-
912673
18005
 Sole
CINCINNATI FINANCIAL CORP-
common-
172062101-
994201
26060
sole
CISCO SYSTEMS INC-
common-
17275R102
4217819
232900
sole
CITIGROUP INC.-
common-
172967101-
1651251
32711
 Sole
CLARK/BARDES HOLDINGS INC-
common-
180668105
5376008
213080
sole
COMMONWEALTH TELEPHONE ENTERPRISE -
common-
203349105
504823
11095
sole
CORNING INC -
common-
219350105-
702004
78700
 Sole
DANAHER CORP -
common-
235851102-
1004162
16650
 Sole
DELL COMPUTER CORP-
common-
247025109
434880
16000
sole
DELUXE CORP-
common-
248019101
1817046
43700
sole
DISNEY WALT CO -
common-
254687106-
2631666
127101
 Sole
DUFF & PHELPS UTIL & CORPORATE BD TR INC-
common-
26432K108
684278
51800
sole
EASTMAN KODAK CO-
common-
277461109
388741
13209
sole
EQUIFAX INC-
common-
294429105-
806885
33411
 Sole
EQUITY OFFICE PROPERTIES TR-
common-
294741103
734524
24419
sole
EURONEXT NV-
common-
N3113K108
225953
12050
sole
EXXON MOBIL CORP-
common-
302290101
3800467
96704
sole
FEDERAL AGRIC MTG CORP CL C-
common-
313148306
4626639
114238
 Sole
FEDERAL HOME LN MTG CORP-
common-
313400301
2831231
43291
sole
FEDERAL NATIONAL MTG ASSOC-
common-
313586109
2182275
27450
sole
FIDELITY NATL FINL INC-
common-
316326107
2516332
101465
sole
FOREST CITY ENTERPRISES CL A -
common-
345550107-
1314794
33874
 Sole
FRANCO NEV MNG LTD-
common-
351860101
396940
27550
sole
GEMSTAR TV GUIDE INTL INC-
common-
36866W106
432148
15601
sole
GENERAL ELECTRIC CO-
common-
369604103-
2780546
69375
 Sole
GENERAL MILLS INC -
common-
370334104-
694854
13360
 Sole
GENUINE PARTS CO-
common-
372460105
863918
23540
sole
GREAT LAKES REIT INC-
common-
390752103
262430
16300
sole
GROUPE BRUXELLES LAMBERT SA-
common-
B4741139
10449829
201145
sole
GUIDANT CORP-
common-
401698105
534055
10724
sole
HARRIS CORP DEL-
common-
413875105-
970218
31800
 Sole
HEINZ H J CO-
common-
423074103
487683
11860
sole
HONEYWELL INTL INC-
common-
438516106
1252678
37040
sole
INTEL CORP-
common-
458140100
14989070
476600
sole
INTERNATIONAL BUSINESS MACHINES CORP-
common-
459200101
2270056
18767
sole
INTERNATIONAL FLAVORS & FRAGRANCES INC-
common-
459506101
6583290
221585
sole
JOHNSON & JOHNSON -
common-
478160104-
9421958
159424
 Sole
KINDER MORGAN ENERGY PARTNERS LP-
common-
494550106
862296
22800
sole
KONINKLIJKE PHILIPS ELECTRS N V
SPONSORED ADR-
common-
500472303
553643
19019
 Sole
KROLL INC-
common-
501049100
514155
34050
sole
KROLL INC-
common-
501050108
807850
53500
sole
LSI LOGIC INC-
common-
502161102
645355
40897
sole
LEUCADIA NATIONAL CORP-
common-
527288104
2665711
92335
sole
LIBERTY MEDIA SER A-
common-
530718105
987672
70548
sole
LUCENT TECHNOLOGIES INC-
common-
549463107
344887
54744
sole
LVMH MOET HENNESSY LOUIS VUITTON SP
ADR-
common-
502441207-
461028
55950
sole
LYNCH INTERACTIVE CORP-
common-
551146103
1068465
15485
sole
M & T BANK CORP-
common-
55261F104
1884265
25865
sole
MEDALLION FINL CORP-
common-
583928106
1255271
158895
sole
MERCK & CO INC-
common-
589331107-
6733188
114510
 Sole
MICROSOFT CORP-
common-
594918104
1822218
27505
sole
MOTOROLA INC -
common-
620076109-
1741921
115973
 Sole
NEW PLAN EXCEL RLTY TR INC-
common-
648053106
1144429
60075
sole
NEWMONT MNG CORP-
common-
231499
12114
sole
NOKIA CORP SPONSORED ADR-
common-
654902204
721260
29403
sole
NORFOLK SOUTHERN CRP
Common-
655844108
340938
18600
 Sole
NUVEEN PERFORMANCE PLUS MUN FD INC-
common-
67062P108
613549
43545
sole
ORACLE CORPORATION-
common-
68389X105
2237220
162000
sole
PALL CORP -
common-
696429307-
1913505
79531
 Sole
PEPSICO INC-
common-
713448108
1637542
33632
sole
PFIZER INC-
common-
717081103-
7591305
190497
 Sole
PHARMACIA CORPORATION-
common-
71713U102
495300
13000
sole
PHARMACIA CORPORATION-
common-
71713U102
1475221
34589
sole
PHILIP MORRIS COS -
common-
718154107-
3585103
78192
 Sole
PICO HOLDINGS INC-
Common-
693366205
441813
35345
sole
PIER 1 INC-
common-
720279108-
859839
49587
 Sole
PIONEER INTEREST SHS-
Common-
723703104
715350
62750
 Sole
POGO PRODUCING CO-
common-
730448107
331002
12600
sole
POWER CORP OF CANADA-
common-
739239101
6825600
283520
sole
QUEST COMMUNICATIONS INC-
common-
749121109
261405
18500
sole
ROCKWELL INTL CORP-
common-
773903109
1075172
60200
sole
ROYAL DUTCH PETROLEUM CO -
common-
780257804-
1694131
34560
 Sole
SBC COMMUNICATIONS INC-
common-
78387G103
400905
10235
sole
SCHERING PLOUGH CORP -
common-
806605101-
1438565
40172
 Sole
SCHLUMBERGER LTD-
Common-
806857108
964592
17554
 Sole
SCHWAB CHARLES CORP NEW-
common-
808513105-
804440
262550
 Sole
SCRIPPS CO (E.W.) CL A-
common-
811054204
663630
10055
sole
SEMPRA ENERGY-
common-
816851109
451720
18400
sole
SERVICEMASTER CO-
common-
81760N109-
9269102
671674
 Sole
SPRINT CORP (FON GROUP)-
common-
852061100
360436
17950
sole
SPRINT CORP (PCS GROUP)-
common-
852061506
245321
10050
sole
SUN MICROSYSTEMS INC-
common-
866810104
1456320
118400
sole
TELEPHONE & DATA SYS INC-
common-
879433100
1939946
21615
sole
TRW INC-
common-
872649108
1516788
40950
sole
TXU CORP-
common-
873168108
513281
10900
sole
UST INC-
common-
902911106
837550
23930
sole
VERIZON COMMUNICATI0NS-
common-
92343V104
2409592
50771
sole
VODAFONE GROUP PLC NEW SPONSORED ADR-
Common-
92857W100
328576
12795
 sole
VORNADO RLTY TR-
common-
929042109
1066416
25635
sole
WACHOVIA CORPORATION-
common-
929903102
449483
14333
sole
WAL-MART STORES INC-
common-
931142103
619238
10760
sole
WASHINGTON POST CO CL B -
common-
939640108-
9039297
17055
 Sole
WD 40 CO-
common-
929236107
671580
25200
sole
WELLS FARGO & CO NEW-
common-
949746101-
812020
18680
 Sole
WESCO FINANCIAL CORP COM-
common-
950817106-
4566240
14496
 Sole
WHITE MTNS INS GROUP LTD-
common-
G9618E107
4072296
11702
sole
WILEY JOHN & SONS INC COM CL A-
common-
968223206
850959
36950
sole
WORLDCOM INC WORLDCOM GROUP-
common-
98157D106
726669
51610
sole
CMS ENERGY CORP PFD NON VTG CONV 8.75%-
preferred-
125896308
533655
17700
sole
TOTAL-328512567

/TEXT
/DOCUMENT
/SUBMISSION